SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES (Details)	6 Months Ended
Jun. 30, 2024
Golden Hill Capital Pte. Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Intermediate holding company of the
Golden Hill Capital Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Immediate holding company of the
New Century International Homes Pte Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by
HTL Manufacturing Pte Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by
HTL Marketing Pte. Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by
HTL Furniture (China) Co., Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by
New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by
New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by